Allowance for credit losses - T D R that subsequently defaulted (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($) loans
Financing Receivable
Loan count | loans	679	582
Recorded investment as of first default date | $	$ 55,417,000	$ 20,884,000
Construction
Financing Receivable
Loan count | loans	1
Recorded investment as of first default date | $	$ 21,497,000
Mortgages
Financing Receivable
Loan count | loans	249	63
Recorded investment as of first default date | $	$ 26,925,000	$ 4,424,000
Commercial | CRE non-owner occupied
Financing Receivable
Loan count | loans	1	1
Recorded investment as of first default date | $	$ 1,700,000	$ 47,000
Commercial | CRE owner occupied
Financing Receivable
Loan count | loans	6	3
Recorded investment as of first default date | $	$ 933,000	$ 495,000
Commercial | Commercial and Industrial
Financing Receivable
Loan count | loans	4	9
Recorded investment as of first default date | $	$ 141,000	$ 7,281,000
Leasing
Financing Receivable
Loan count | loans		1
Recorded investment as of first default date | $		$ 22,000
Consumer | Credit cards
Financing Receivable
Loan count | loans	317	302
Recorded investment as of first default date | $	$ 2,560,000	$ 2,808,000
Consumer | Home equity lines of credit
Financing Receivable
Loan count | loans		1
Recorded investment as of first default date | $		$ 135,000
Consumer | Personal loans
Financing Receivable
Loan count | loans	99	197
Recorded investment as of first default date | $	$ 1,660,000	$ 5,640,000
Consumer | Auto Loan
Financing Receivable
Loan count | loans		2
Recorded investment as of first default date | $		$ 24,000
Consumer | Other
Financing Receivable
Loan count | loans	2	3
Recorded investment as of first default date | $	$ 1,000	$ 8,000